Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 55,666	$ 348,834	$ 79,039	$ 103,868	$ 12,778
Concentration risk, percentage	100.00%	100.00%
China [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 10,863	$ 340,381		$ 103,868
Concentration risk, percentage	20.00%	98.00%
Singapore [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 44,803	$ 8,453
Concentration risk, percentage	80.00%	2.00%